Sales and Costs of Goods and Real Estate and Services Income and Expenses - Schedule of Information about Services Income and Services Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Services expense	¥ 483,914	¥ 508,320	¥ 482,796
Revenues from Asset Management and Servicing
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues			213,667
Services expense			49,848
Revenues from Automobile Related Business
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues			73,095
Services expense			44,599
Revenues from Facilities Operation Related Business
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues			104,187
Services expense			90,623
Revenues from Environment and Energy Business
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues			112,821
Services expense			89,278
Real Estate Management and Contract Work
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues			183,243
Services expense			166,487
Other
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues			93,897
Services expense			41,961
Services Income
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total revenues			¥ 780,910